Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	[1]	$ 47,023,973
Depreciation for the year		3,005,017	$ 2,351,617
Ending Balance		60,028,574	47,023,973	[1]
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		58,669,007	51,110,660
Additions through a business acquisition (note 4)		1,936,574
Additions		13,965,956	7,598,347
Disposals		(14,933)	(40,000)
Effect of movements in exchange rates		133,678
Ending Balance		74,690,282	58,669,007
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		11,645,034	9,301,084
Disposals		(768)	(7,667)
Depreciation for the year		3,005,017	2,351,617
Effect of movements in exchange rates		12,425
Ending Balance		14,661,708	11,645,034
Land
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		228,630
Ending Balance		228,630	228,630
Land | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		228,630	228,630
Ending Balance		228,630	228,630
Building and Building Components
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		21,230,473
Ending Balance		27,087,146	21,230,473
Building and Building Components | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		25,453,898	23,163,119
Additions through a business acquisition (note 4)		1,161,182
Additions		5,488,474	2,290,779
Effect of movements in exchange rates		81,288
Ending Balance		32,184,842	25,453,898
Building and Building Components | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		4,223,425	3,451,791
Depreciation for the year		872,351	771,634
Effect of movements in exchange rates		1,920
Ending Balance		5,097,696	4,223,425
Laboratory, R&D and Plant Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		25,289,413
Ending Balance		32,203,967	25,289,413
Laboratory, R&D and Plant Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		32,067,665	26,901,440
Additions through a business acquisition (note 4)		683,498
Additions		8,229,923	5,206,225
Disposals		(12,145)	(40,000)
Effect of movements in exchange rates		45,957
Ending Balance		41,014,898	32,067,665
Laboratory, R&D and Plant Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		6,778,252	5,276,487
Disposals		(361)	(7,667)
Depreciation for the year		2,023,525	1,509,432
Effect of movements in exchange rates		9,515
Ending Balance		8,810,931	6,778,252
Furniture and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		119,839
Ending Balance		250,555	119,839
Furniture and Office Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		446,143	445,360
Additions through a business acquisition (note 4)		89,288
Additions		74,902	783
Effect of movements in exchange rates		6,251
Ending Balance		616,584	446,143
Furniture and Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		326,304	295,464
Depreciation for the year		38,952	30,840
Effect of movements in exchange rates		773
Ending Balance		366,029	326,304
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		155,618
Ending Balance		258,276	155,618
Computer Equipment | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		472,671	372,111
Additions through a business acquisition (note 4)		2,606
Additions		172,657	100,560
Disposals		(2,788)
Effect of movements in exchange rates		182
Ending Balance		645,328	472,671
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance		317,053	277,342
Disposals		(407)
Depreciation for the year		70,189	39,711
Effect of movements in exchange rates		217
Ending Balance		$ 387,052	$ 317,053

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).